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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -----------

This Amendment (Check only one.):    |_|  is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      First Q Capital, LLC
           -------------------------------------------------
Address:   4695 MacArthur Court, Suite 450
           -------------------------------------------------
           Newport Beach, California 92660
           -------------------------------------------------

Form 13F File Number:  28 - 12239
                            --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Joseph S. Schuchert III
             -----------------------------------------------
Title:       Managing Director
             -----------------------------------------------
Phone:       (949) 720-3000
             -----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph S. Schuchert III     Newport Beach, California     November 11, 2010
---------------------------    ---------------------------    -----------------
      [Signature]                   [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
                                         ---------------------

Form 13F Information Table Entry Total:      73
                                         ---------------------

Form 13F Information Table Value Total:      $203,012
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

13F Report: (09/30/10) First Q Capital LLC

                                                                                                         VOTING    VOTING    VOTING
                                                        VALUE    SHRS    SH/  PUT/ INVESTMENT  OTHER   AUTHORITY AUTHORITY AUTHORITY
          ISSUER               TYPE           CUSIP     X 1000  PRN AMT  PRN  CALL DISCRETION MANAGERS    SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCRETIVE HEALTH INC           COM            00438V103   255     23500  SH           SOLE               23500        0        0
AERCAP HOLDINGS                COM            N00985106   258     21829  SH           SOLE               21829        0        0
AGA MEDICAL HOLDINGS INC       COM            008368102   258     18500  SH           SOLE               18500        0        0
ALLEGIANT TRAVEL CO            COM            01748X102   264      6244  SH           SOLE                6244        0        0
ALLIED WRLD ASSURANCE HOLDING  COM            G0219G203   266      4699  SH           SOLE                4699        0        0
AMERESCO INC                   CL A           02361E108   267     22400  SH           SOLE               22400        0        0
AMERICAN REPROGRAPHICS CO      COM            029263100  5584    711299  SH           SOLE              711299        0        0
AVAGO TECHNOLOGIES LTD         COM            Y0486S104   272     12100  SH           SOLE               12100        0        0
BROOKDALE SR LIVING INC        COM            112463104   275     16834  SH           SOLE               16834        0        0
CB RICHARD ELLIS GROUP INC     CL A           12497T101  1828    100000  SH           SOLE              100000        0        0
CELANESE CORP                  COM SER A      150870103  4841    150822  SH           SOLE              150822        0        0
CELANESE CORP                  COM SER A      150870103  4494    140000  SH   CALL    SOLE              140000        0        0
CHARLES RIVER LABORATORIES     COM            159864107  4883    147300  SH           SOLE              147300        0        0
CHINA NEPSTAR                  SPONSORED ADR  16943C109   355     84108  SH           SOLE               84108        0        0
CINEMARK HOLDINGS INC          COM            17243V102   266     16503  SH           SOLE               16503        0        0
CITI TRENDS INC                COM            17306X102  3510    145000  SH           SOLE              145000        0        0
COBALT INTL ENERGY INC         COM            19075F106   253     26500  SH           SOLE               26500        0        0
DICE HOLDINGS INC              COM            253017107   284     33453  SH           SOLE               33453        0        0
DOLLAR GEN CORP NEW            COM            256677105  4625    158129  SH           SOLE              158129        0        0
DRESSER-RAND GROUP INC         COM            261608103 15375    416768  SH           SOLE              416768        0        0
DYNAVOX INC                    CL A           26817F104   900    110800  SH           SOLE              110800        0        0
EMDEON INC                     CL A           29084T104   267     21900  SH           SOLE               21900        0        0
ENERGYSOLUTIONS INC            COM            292756202 11403   2267078  SH           SOLE             2267078        0        0
EURAND NV                      COM            N31010106   261     26525  SH           SOLE               26525        0        0
EXPRESS INC                    COM            30219E103   268     17600  SH           SOLE               17600        0        0
GENCO SHIPPING & TRADING LTD   COM            Y2685T107   266     16705  SH           SOLE               16705        0        0
GENERAC HOLDINGS INC           COM            368736104   270     19800  SH           SOLE               19800        0        0
GENPACT LTD                    COM            G3922B107   268     15099  SH           SOLE               15099        0        0
GRAHAM PACKAGING CO INC        COM            384701108  4046    342300  SH           SOLE              342300        0        0
GT SOLAR INTERNATIONAL         COM            3623E0209   274     32734  SH           SOLE               32734        0        0
HHGREGG INC                    COM            42833L108   260     10519  SH           SOLE               10519        0        0
HIGHER ONE HLDGS INC           COM            42983D104   267     16200  SH           SOLE               16200        0        0
INTRALINKS HOLDINGS INC        COM            46118H104   293     17300  SH           SOLE               17300        0        0
IPG PHOTONICS CORP             COM            44980X109   256     10609  SH           SOLE               10609        0        0
J CREW GROUP INC               COM            46612H402   268      7978  SH           SOLE                7978        0        0
KAR AUCTION SVCS INC           COM            48238T109  2678    212400  SH           SOLE              212400        0        0
KINETIC CONCEPTS INC           COM            49460W208 10410    284575  SH           SOLE              284575        0        0
KNOLL INC                      COM            498904200    90      5780  SH           SOLE                5780        0        0
KRATON PERFORMANCE POLYMERS    COM            50077C106   269      9900  SH           SOLE                9900        0        0
LEAP WIRELESS INTERNATIONAL    COM NEW        521863308  2732    221211  SH           SOLE              221211        0        0
LEAP WIRELESS INTERNATIONAL    COM NEW        521863308  7410    600000  SH   CALL    SOLE              300000        0        0
MEDASSETS INC                  COM            584045108   274     13041  SH           SOLE               13041        0        0
MERCADOLIBRE INC               COM            58733R102   259      3594  SH           SOLE                3594        0        0
METALS USA HOLDINGS CORP       COM            59132A104   257     19800  SH           SOLE               19800        0        0
MITEL NETWORKS                 COM            60671Q104   208     33900  SH           SOLE               33900        0        0
MOLYCORP INC                   COM            608753109   266      9400  SH           SOLE                9400        0        0
NISKA GAS STORAGE PARTNERS     UNIT LTD LIABI 654678101   268     13800  SH           SOLE               13800        0        0
NORANDA ALUMINIUM HOLDING      COM            65542W107   256     31200  SH           SOLE               31200        0        0
NTELOS HOLDINGS CORP           COM            67020Q107 10787    637543  SH           SOLE              637543        0        0
NXP SEMICONDUCTORS N V         COM            N6596X109   266     21500  SH           SOLE               21500        0        0
PIKE ELECTRIC CORP             COM            721283109   2857   392384  SH           SOLE              392384        0        0
PRESTIGE BRANDS HOLDINGS INC   COM            74112D101   277     28044  SH           SOLE               28044        0        0
RAILAMERICA INC                COM            750753402   249     25900  SH           SOLE               25900        0        0
REALD INC                      COM            75604L105   298     16100  SH           SOLE               16100        0        0
REALPAGE INC                   COM            75606N109   267     14000  SH           SOLE               14000        0        0
ROADRUNNER TRANSPORTATION SYS  COM            76973Q105   254     23400  SH           SOLE               23400        0        0
ROCKWOOD HLDGS INC             COM            774415103   254      8070  SH           SOLE                8070        0        0
RSC HOLDINGS INC               COM            74972L102  3654    489800  SH           SOLE              489800        0        0
RUE21 INC                      COM            781295100   266     10300  SH           SOLE               10300        0        0
SEAGATE TECHNOLOGY             COM            G7945M107 12039   1022387  SH           SOLE             1022387        0        0
SELECT MEDICAL HOLDINGS CORP   COM            81619Q105   261     33900  SH           SOLE               33900        0        0
SENSATA TECHNOLOGIES HOLDINGS  SHS            N7902X106  2450    124000  SH           SOLE              124000        0        0
SMART TECHNOLOGIES INC         COM            83172R108   565     41700  SH           SOLE               41700        0        0
SS&C TECHNOLOGIES HOLDINGS     COM            78467J100   281     17800  SH           SOLE               17800        0        0
STR HOLDINGS INC               COM            78478V100   261     12100  SH           SOLE               12100        0        0
TEAM HEALTH HOLDINGS LLC       COM            87817A107   256     19800  SH           SOLE               19800        0        0
TRANSDIGM GROUP INC            COM            893641100 10526    169645  SH           SOLE              169645        0        0
VERIFONE SYSTEMS INC           COM            92342Y109 27726    892374  SH           SOLE              892374        0        0
VERIFONE SYSTEMS INC           COM            92342Y109 27726    892300  SH   PUT     SOLE              892300        0        0
VITAMIN SHOPPE INC             COM            92849E101   266      9700  SH           SOLE                9700        0        0
WARNER CHILCOTT PLC            SHS A          G94368100   259     11562  SH           SOLE               11562        0        0
WARNER MUSIC GROUP CORP        COM            934550104   253     56232  SH           SOLE               56232        0        0
WEIGHT WATCHERS INTL INC NEW   COM            948626106  7357    235881  SH           SOLE              235881        0        0